Share-Based and Other Non-Cash Compensation - Summary of Option Activity (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Shares
Beginning Balance	3,264,000
Forfeited, cancelled or expired	(258,000)	0
Ending Balance	3,006,000	3,264,000
Exercisable	1,006,000
Weighted average exercise price
Beginning Balance	$ 2.7
Forfeited, cancelled or expired	4.2
Ending Balance	2.57	$ 2.7
Exercisable	$ 3.6
Weighted average remaining contractual term
Outstanding	6 years	6 years 5 months 8 days
Exercisable	2 years 3 months 10 days